Organization and Business Operations	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1. Organization and Business Operations

Incorporation
Infinity Cross Border Acquisition Corporation f/k/a Infinity China 1 Acquisition Corporation (the “Company”) was incorporated in the British Virgin Islands on April 6, 2011.

Sponsor
The Company’s sponsors are Infinity I-China Fund (Cayman), L.P., Infinity I-China Fund (Israel), L.P., Infinity I-China Fund (Israel 2), L.P. and Infinity I-China Fund (Israel 3), L.P., the general partner of each of aforementioned funds is Infinity-CSVC Partners, Ltd., a Cayman Islands exempted company (the “Sponsor”).

Fiscal Year End
The Company has selected March 31 as its fiscal year end.

Business Purpose
The Company was formed to effect a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (an “Initial Business Combination”).

Financing
The registration statement for the Company’s initial public offering was declared effective onJuly 19, 2012. On July 25, 2012, the Company consummated a public offering of 5,000,000 units (the “Public Units”) (the “Public Offering” – Note 3). Each Unit consists of one ordinary share, no par value (“Ordinary Shares”), and one redeemable Ordinary Share purchase warrant (the “Public Warrant”). The Ordinary Shares sold as part of the units in the Public Offering are referred herein as “Public Shares.” On July 25, 2012, the Company completed a private placement of 4,400,000 Warrants to the initial investors and the lead underwriter (the “Private Placement Warrants”). The Company received gross proceeds of $42,200,000 before deducting underwriters’ compensation of $1,400,000, and including $2,200,000 received for the purchase of the 4,400,000 Private Placement Warrants by the sponsors and the lead underwriter, Early BirdCapial, Inc ("EBC").

On July 26, 2012, the underwriters of the Public Offering exercised in full their option (the “Over-Allotment Option”) to purchase up to an additional 750,000 Units (the “Over-Allotment Units”) for additional gross proceeds of $6,000,000 (before deduction of underwriters compensation of $210,000) to the Company. Simultaneously with the closing of the Over-Allotment Option, the Company consummated the private sale of an additional 420,000 Private Placement Warrants (together with the sale of the 4,400,000 Private Placement Warrants, the “Private Placement”).

After giving effect to the Public Offering, the sale of the Over-Allotment Units and the Private Placement, a total of 7,187,500 Ordinary Shares (including 5,750,000 public shares and 1,437,500 shares held by the Company’s initial shareholders) and 10,570,000 Warrants (including 5,750,000 public warrants and 4,820,000 Private Placement Warrants) are outstanding. Of the proceeds from the Public Offering, the sale of the Over-Allotment Units and the Private Placement, a total of $46,000,000 (or $8.00 per public share) was initially placed in a trust account (the “Trust Account”) established for the benefit of the Company’s public shareholders.

The proceeds placed into the Trust Account may be invested only in any of (i) U.S. Treasuries having a maturity of 180 days or less, (ii) any open ended investment company that holds itself out as a registered money market fund, which invests in U.S. Treasuries, or (iii) any open ended investment company that holds itself out as a money market fund, which invests in U.S. Treasuries selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Act”), as determined by the Company and, with respect to option (iii) above, accompanied by an opinion of counsel reasonably satisfactory to EBC that such investment would not cause the Company to be an investment company under the Act. The Trust Account is held overseas and maintained by Continental Stock Transfer & Trust Company, acting as trustee. At March 31, 2013 all proceeds in the trust account were held in USA Treasury Bills.

Except for a portion of the interest income from trust fund that may be released to the Company to pay any taxes and to fund the Company’s working capital requirements, none of the funds held in trust will be released from the Trust Account until the earlier of: (i) the consummation of an Initial Business Combination within 18 months from the closing of the Public Offering (or 21 months from the closing of the Public Offering, if a definitive acquisition agreement is executed within 18 months but the Initial Business Combination has not been consummated within such period) and (ii) a redemption to public shareholders prior to any voluntary winding-up in the event the Company does not consummate an Initial Business Combination within the applicable period.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and Private Placement, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating an Initial Business Combination.

The Company’s initial shareholders, officers and directors have agreed that the Company will only have until January 25, 2014 to consummate its Initial Business Combination (or April 25, 2014, if the Company has entered into a definitive agreement for, but has not yet consummated, its Initial Business Combination with a target business by January 25, 2014). If the Company does not consummate its Initial Business Combination within this period of time, it will (i) as promptly as reasonably possible but no more than five business days thereafter, distribute the aggregate amount then on deposit in the Trust Account (less up to $50,000 of the net interest earned thereon to pay dissolution expenses), pro rata to the public shareholders by way of redemption and cease all operations except for the purposes of winding up its affairs. This redemption of public shareholders from the Trust Account shall be done automatically by function of the Company’s memorandum and articles of association and prior to any voluntary winding up. The initial shareholders have waived their rights to participate in any redemption with respect to their initial shares. However, if the initial shareholders or any of the Company’s officers, directors or affiliates acquire Ordinary Shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not consummate its Initial Business Combination within the required time period. In the event of such distribution, it is possible the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.

Business Combination
An Initial Business Combination is subject to the following size, focus and shareholder approval provisions:

Size — The prospective target business or businesses must have a fair market value that is at least equal to 80% of the balance of the Trust Account at the time of the execution of a definitive agreement with such target. The Company will not consummate an Initial Business Combination unless it acquires a controlling interest in a target company or is otherwise not required to register as an investment company under the Act.

Focus — The Company will seek to identify, acquire and operate a business located in Canada, Europe, Africa or Israel, although the Company may pursue acquisition opportunities in other geographic regions.

Tender Offer/Shareholder Approval — The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) provide shareholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements, or (ii) if the Company loses its status as a foreign private issuer (“FPI”) and is subject to the Exchange Act rules applicable to domestic issuers, seek shareholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements.

The decision as to whether the Company will seek shareholder approval of the Initial Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as whether the Company is deemed a FPI, the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval. If the Company seeks shareholder approval, it will consummate its Initial Business Combination only if a majority of the outstanding ordinary shares voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Furthermore, the redemption threshold may be further limited by the terms and conditions of the Initial Business Combination.

Regardless of whether the Company holds a shareholder vote or a tender offer in connection with an Initial Business Combination, a public shareholder will have the right to redeem their Public Shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable and amounts released to fund working capital requirements. As a result, such Ordinary Shares are recorded at redemption/tender value and classified as temporary equity as of the completion of the Public Offering, in accordance with Financial Accounting Standards Board, or FASB, Accounting Standards Codification, Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

Liquidation — If the Company does not consummate an Initial Business Combination within 18 (or 21 months) from the closing of the Public Offering, the Company (i) will, as promptly as reasonably possible but no more than five business days thereafter, distribute the aggregate amount then on deposit in the Trust Account (less up to $50,000 of the net interest earned thereon to pay dissolution expenses), pro rata, to holders of Public Shares by way of redemption and (ii) intends to cease all operations except for the purposes of any winding up of its affairs. This redemption of public shareholders from the Trust Account shall be done automatically by function of the Company’s memorandum and articles of association and prior to any voluntary winding up, although at all times subject to the BVI Business Companies Act, 2004 of the British Virgin Islands.

In the event of liquidation, it is possible the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Public Offering (assuming no value is attributed to the Public Warrants discussed in Note 3).